WARRANTS (Details 3) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Warrants [Line Items]
Option, Outstanding, Beginning Balance (in shares)	551,380	257,500
Option, Granted (in shares)	0	293,880
Option, Forfeited (in shares)	0	0
Option, Exercised (in shares)	0	0
Option, Outstanding, Ending Balance (in shares)	551,380	551,380	257,500
Options, Weighted Average Exercise Price, Beginning Balance (in dollars per share)	$ 9.90	$ 7.66
Options, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 9.86	$ 9.90	$ 7.66
Options Weighted Average Remaining Contractual Life (years)	1 year 5 months 26 days	1 year 10 months 10 days	1 year 11 months 19 days